Fair Values of Company's Pension Plans Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 581,996		¥ 495,452		¥ 448,736
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	51,159	[1]	34,387	[2]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,347		6,560
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	145,417	[3]	99,631	[4]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	124,800	[5]	20,301	[6]
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,027		1,064
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,543		8,425
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	101,583	[7]	192,386	[8]
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	9,569		8,400
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	109,097		113,179
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	18,454		11,119
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	186,306		61,248
Japanese Plans | Fair Value, Inputs, Level 1 | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	51,159	[1]	34,387	[2]
Japanese Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,347		6,560
Japanese Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	124,800	[5]	20,301	[6]
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	394,872		432,898
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	145,417	[3]	99,631	[4]
Japanese Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,027		1,064
Japanese Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,543		8,425
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	101,583	[7]	192,386	[8]
Japanese Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	9,569		8,400
Japanese Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	109,097		113,179
Japanese Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,636		9,813
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	818		1,306
Japanese Plans | Fair Value, Inputs, Level 3 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	818		1,306
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	360,527		249,534		192,033
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	43,681		13,149
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	104,933	[3]	60,142	[4]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	44,192	[5]	4,345	[6]
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,246		21
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	32,921
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	57,518	[7]	128,647	[8]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	5,098		236
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	15,420		1,857
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	54,518		41,137
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	87,873		17,494
Foreign Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	43,681		13,149
Foreign Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	44,192	[5]	4,345	[6]
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	272,654		232,040
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	104,933	[3]	60,142	[4]
Foreign Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,246		21
Foreign Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	32,921
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	57,518	[7]	128,647	[8]
Foreign Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	5,098		236
Foreign Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	15,420		1,857
Foreign Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 54,518		¥ 41,137

[1]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥572 million.
[2]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
[3]	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[4]	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[5]	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[6]	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[7]	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.
[8]	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.